Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended		5 Months Ended		8 Months Ended		11 Months Ended		12 Months Ended	14 Months Ended		17 Months Ended		20 Months Ended		23 Months Ended		26 Months Ended		29 Months Ended		32 Months Ended
	Sep. 27, 2023	Sep. 26, 2023	Nov. 30, 2023	Nov. 30, 2023	Feb. 29, 2024	Feb. 29, 2024	May 31, 2024	May 31, 2024	Aug. 31, 2024	Aug. 31, 2024	May 31, 2026	Nov. 30, 2024	Nov. 30, 2024	Feb. 28, 2025	Feb. 28, 2025	May 31, 2025	May 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Nov. 30, 2025	Feb. 28, 2026	Feb. 28, 2026	May 31, 2026	May 31, 2026
C000244754
Account Value [Line Items]
Line Graph and Table Measure Name											Brookstone Active ETF
Accumulated Value	$ 10,000			$ 10,488	$ 11,263		$ 11,549			$ 12,186		$ 12,742		$ 12,641			$ 12,594	$ 13,399		$ 13,992		$ 14,359		$ 15,288
C000244755
Account Value [Line Items]
Line Graph and Table Measure Name											Brookstone Dividend Stock ETF
Accumulated Value	10,000			10,606	10,972		12,039			13,332		14,332		13,646			13,143	13,549		13,220		14,311		14,168
C000244756
Account Value [Line Items]
Line Graph and Table Measure Name											Brookstone Growth Stock ETF
Accumulated Value		$ 10,000	$ 10,661			$ 11,915		$ 11,903	$ 13,027				$ 14,202		$ 13,950	$ 13,990			$ 14,890		$ 16,224		$ 15,770		$ 17,870
C000244757
Account Value [Line Items]
Line Graph and Table Measure Name											Brookstone Intermediate Bond ETF
Accumulated Value		10,000	10,145			10,266		10,350	10,790				10,720		10,841	10,890			11,130		11,307		11,435		11,183
C000244758
Account Value [Line Items]
Line Graph and Table Measure Name											Brookstone Opportunities ETF
Accumulated Value	10,000			10,496	11,238		11,431			11,951		12,563		12,490			12,475	13,020		13,469		13,608		14,331
C000244759
Account Value [Line Items]
Line Graph and Table Measure Name											Brookstone Ultra-Short Bond ETF
Accumulated Value		10,000	10,092			10,196		10,301	10,419				10,516		10,607	10,685			10,778		10,860		10,934		11,002
C000244760
Account Value [Line Items]
Line Graph and Table Measure Name											Brookstone Value Stock ETF
Accumulated Value		10,000	10,755			11,647		11,943	12,602				13,420		13,214	12,885			13,588		13,559		14,248		15,007
C000244761
Account Value [Line Items]
Line Graph and Table Measure Name											Brookstone Yield ETF
Accumulated Value	10,000			10,357	10,935		11,045			11,304		11,775		11,865			12,024	12,576		13,113		13,310		13,413
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000			10,719	12,003		12,473			13,395		14,352		14,212			14,159	15,522		16,505		16,627		18,376
Dow Jones U.S. Select Dividend Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name											Dow Jones US Select Dividend Index
Accumulated Value	10,000			10,437	10,988		11,838			12,862		13,925		13,564			13,001	14,202		14,521		15,997		15,992
DJ Industrial Average - Total Return
Account Value [Line Items]
Line Graph and Table Measure Name											Dow Jones Industrial Average<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Accumulated Value		10,000	10,742			11,705		11,668	12,596				13,663		13,392	12,971			14,037		14,760		15,211		15,917
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000	10,270			10,484		10,488	10,991				10,976		11,093	11,061			11,335		11,602		11,787		11,629
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000			10,719	12,003		12,473			13,395		14,352		14,212			14,159	15,522		16,505		16,627		18,376
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000	10,270			10,484		10,488	10,991				10,976		11,093	11,061			11,335		11,602		11,787		11,629
DJ Industrial Average - Total Return
Account Value [Line Items]
Line Graph and Table Measure Name											Dow Jones Industrial Average<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Accumulated Value		10,000	10,742			11,705		11,668	12,596				13,663		13,392	12,971			14,037		14,760		15,211		15,917
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Corporate High Yield Index
Accumulated Value	10,000			10,353	10,770		10,913			11,414		11,669		11,857			11,930	12,357		12,550		12,708		12,833
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name											Dow Jones Moderate Portfolio Index
Accumulated Value	10,000			10,442	11,103		11,282			11,864		12,239		12,140			12,391	13,093		13,470		14,114		14,631
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000			10,719	12,003		12,473			13,395		14,352		14,212			14,159	15,522		16,505		16,627		18,376
S&P 500 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		10,000	10,673			12,221		12,785	13,795				14,935		15,017	15,420			17,099		18,435		17,866		20,982
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name											Dow Jones Moderate Portfolio Index
Accumulated Value	10,000			10,442	11,103		11,282			11,864		12,239		12,140			12,391	13,093		13,470		14,114		14,631
Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Treasury Bills: 1-3 Months
Accumulated Value		10,000	10,097			10,231		10,373	10,513				10,641		10,758	10,873			10,993		11,103		11,206		11,309
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		$ 10,000	$ 10,782			$ 11,760		$ 12,117	$ 12,982				$ 13,709		$ 13,202	$ 12,727			$ 13,771		$ 14,411		$ 15,160		$ 15,616
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000			$ 10,310	$ 10,524		$ 10,529			$ 11,033		$ 11,019		$ 11,135			$ 11,103	$ 11,379		$ 11,647		$ 11,833		$ 11,673